Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurements
Schedule of carrying amounts and estimated fair values of financial instruments

	December 31, 2023		December 31, 2022
	Carrying	Fair	Carrying	Fair
(U.S. Dollars in thousands)	Amount	Value	Amount	Value
Recurring:
Financial assets:
Cash and cash equivalents	$63,921	$63,921	$47,579	$47,579
Current derivative assets:
Interest rate swap contracts	13,019	13,019	15,070	15,070
Non-current derivative assets:
Interest rate swap contracts	7,229	7,229	14,378	14,378
Financial liabilities:
Non-current derivative liabilities:
Long-term debt, current and non-current	963,005	941,647	1,062,647	1,035,740

Schedule of assets and liabilities measured at fair value on recurring basis

		Fair Value Measurements
		at Reporting Date Using
		Quoted
		Price
		in Active	Significant
	Carrying	Markets for	Other	Significant
	Value	Identical	Observable	Unobservable
	December	Assets	Inputs	Inputs
(U.S. Dollars in thousands)	31, 2023	(Level 1)	(Level 2)	(Level 3)
Recurring:
Financial assets:
Cash and cash equivalents	$63,921	$63,921	$—	$—
Current derivative assets:
Interest rate swap contracts	13,019	—	13,019	—
Non-current derivative assets:
Interest rate swap contracts	7,229	—	7,229	—
Financial liabilities:
Non-current derivative liabilities:
Long-term debt, current and non-current	$963,005	$—	$941,647	$—

		Fair Value Measurements
		at Reporting Date Using
		Quoted
		Price
		in Active	Significant
	Carrying	Markets for	Other	Significant
	Value	Identical	Observable	Unobservable
	December	Assets	Inputs	Inputs
(U.S. Dollars in thousands)	31, 2022	(Level 1)	(Level 2)	(Level 3)
Recurring:
Financial assets:
Cash and cash equivalents	$47,579	$47,579	$—	$—
Current derivative assets:
Interest rate swap contracts	15,070	—	15,070	—
Non-current derivative assets:
Interest rate swap contracts	14,378	—	14,378	—
Financial liabilities:
Non-current derivative liabilities:
Long-term debt, current and non-current	$1,062,647	$—	$1,035,740	$—